Related-Party Balances and Transactions (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Sep. 26, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Jul. 22, 2022	Apr. 05, 2017	Mar. 18, 2015
IfrsStatementLineItems [Line Items]
Disputed amounts receivable		R$ 1,685,493	R$ 1,583,449
Actuarial liability amount		1,931,145	R$ 2,098,622
Agreement transaction amount								R$ 1,012,310
Monthly installment payable							R$ 609,109	696,283
Inflation adjustment amount					R$ 325,561	R$ 316,027		R$ 316,027
Number of shares issued			683,509,869
Receivables in current assets		112,813	R$ 106,022
Receivables in non-current assets		907,514	933,911
Expenses related to personnel assigned by SABESP to other state government entities		5,669	8,165	R$ 800
Non-operating assets		3,613	3,613
Other liabilities, current		9,434	8,876
Other liabilities, non-current		104,489	99,279
Net actuarial liability		132,244	44,249
Compensation to officers			8,550
Bonus program		2,043	1,885
Total investment		10,800
Investment financed		8,700
Investment financed Two		R$ 2,100
Financing interest rate		3.00%
Financing amount		R$ 2,800	1,300
Reimbursement amount other assets		99,653
Dividends and interest on capital payable		341,272
Aguas De Andradina [Member]
IfrsStatementLineItems [Line Items]
Other assets, current		4,007	694
Other assets, non current			2,814
Sabesp Olimpia [Member]
IfrsStatementLineItems [Line Items]
Other assets, current		2,934
Other assets, non current		R$ 85,977	R$ 78,611
Principal plus accumulated interest along with second installment of concession fee	R$ 80,707
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		2,221,000
Value of shares issued		R$ 87,174